PROVISION FOR ENVIRONMENTAL REHABILITATION (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of other provisions [line items]
Opening balance	R 531,700,000	R 522,900,000	R 493,300,000
Unwinding of provision	45,600,000	46,500,000
Change in estimate of environmental rehabilitation recognised in profit or loss	(2,900,000)	600,000
Change in estimate of environmental rehabilitation cost recognised to decommissioning asset	3,900,000	(34,400,000)
Environmental rehabilitation payments	24,900,000	19,500,000
To reduce decommissioning liabilities	21,500,000	11,600,000
To reduce restoration liabilities	3,400,000	7,900,000
Transferred from non-current liabilities held for sale`	0	16,800,000
Closing balance	553,400,000	531,700,000	522,900,000
Environmental rehabilitation payments to reduce the liability	24,900,000	19,500,000
Ongoing rehabilitation expenditure	(26,700,000)	(22,400,000)
Total cash spent on environmental rehabilitation	(51,600,000)	41,900,000
Other environment related provision [member]
Disclosure of other provisions [line items]
Opening balance	531,700,000	522,900,000	493,300,000
Unwinding of provision	45,600,000	45,300,000	41,500,000
Change in estimate of environmental rehabilitation recognised in profit or loss	(2,900,000)	600,000	21,400,000
Change in estimate of environmental rehabilitation cost recognised to decommissioning asset	3,900,000	(34,400,000)	(12,900,000)
Environmental rehabilitation payments	24,900,000	19,500,000	20,400,000
To reduce decommissioning liabilities	21,500,000	11,600,000	10,600,000
To reduce restoration liabilities	3,400,000	7,900,000	9,800,000
Closing balance	553,400,000	531,700,000	522,900,000
Environmental rehabilitation payments to reduce the liability	24,900,000	19,500,000	20,400,000
Ongoing rehabilitation expenditure	(26,700,000)	(22,400,000)	(27,800,000)
Total cash spent on environmental rehabilitation	R (51,600,000)	R (41,900,000)	R (48,200,000)